Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Self-developed software	95,106	95,626
Acquired ERP system	1,627,904	4,609,458
Total	1,723,010	4,705,084
Less: accumulated amortization	(222,746)	(485,063)
Intangible assets, net	1,500,264	4,220,021

Amortization expenses recognized in cost of revenue for the years ended December 31, 2022, 2023, and 2024 were US$56,887, US$146,401 and US$259,997, respectively.